SUPPLEMENT DATED AUGUST 14, 2015
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2015

1.)           Effective immediately, the names of the following funds on Pages 21, 120, 121 & 215 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any	New Investment Account and Corresponding Fund Portfolio Name	Class Designation If Any
Goldman Sachs Technology Tollkeeper Institutional	Institutional	Goldman Sachs Technology Opportunities Institutional	Institutional
Goldman Sachs Technology Tollkeeper Service	Service	Goldman Sachs Technology Opportunities Service	Service

All references to the Goldman Sachs Technology Tollkeeper Funds have been removed from the AUL American Unit Trust Prospectus. Pages 21, 120, 121 & 215 of the AUL American Unit Trust Prospectus are revised to reflect the new Funds.

For additional information about the funds, please refer to the funds’ prospectus and statement of additional information, which are available at assetmanagement.gs.com and can also be obtained by calling Goldman Sachs at 1-800-621-2550.

2.)           Effective immediately, the names of the following fund on Pages 14, 88 & 212 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any	New Investment Account and Corresponding Fund Portfolio Name	Class Designation If Any
Ave Maria Opportunity Fund	No Load	Ave Maria Catholic Values Fund	No Load

The Board of Trustees of Schwartz Investment Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Agreement”) to merge the Ave Maria Opportunity Fund into Ave Maria Catholic Values Fund, another series of the Trust. The reorganization does not require shareholder approval, and the closing of the reorganization occurred on July 31, 2015 (the “Closing Date”).

Effective on the Closing Date, shares of the Ave Maria Catholic Values Fund were distributed to the shareholders of the Ave Maria Opportunity Fund in accordance with their respective percentage ownership interests in the Ave Maria Opportunity Fund. The Ave Maria Opportunity Fund was terminated on the Closing Date.

All references to the Ave Maria Opportunity Fund have been removed from the AUL American Unit Trust Prospectus. Pages 14, 88 & 212 of the AUL American Unit Trust Prospectus are revised to reflect the new Funds.

For additional information about the funds, please refer to the funds’ prospectus and statement of additional information, which are available at avemariafunds.com and can also be obtained by calling Ave Maria Mutual Funds at 1-866-283-6274.

3.)           Effective immediately, the names of the following fund on Pages 30, 169 & 219 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any	New Investment Account and Corresponding Fund Portfolio Name	Class Designation If Any
Pioneer Strategic Income Fund	Z	Pioneer Strategic Income Fund	Y

At a recent meeting, the Board of Trustees for the Pioneer Funds approved a plan to terminate and subsequently convert all outstanding Class Z shares into Class Y shares effective at the close of business on or about August 7, 2015. This decision was made because Class Z shares has many of the same attributes as Class Y shares, but with generally higher expense ratios.

All references to the Pioneer Strategic Income Fund have been removed from the AUL American Unit Trust Prospectus. Pages 30, 169 & 219 of the AUL American Unit Trust Prospectus are revised to reflect the new Funds.

For additional information about the funds, please refer to the funds’ prospectus and statement of additional information, which are available at us.pioneerinvestments.com and can also be obtained by calling Pioneer Investments at 1-800-225-6292.

4.)           Effective immediately, the names of the following funds on Pages 32, 173, 174 & 220 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any	New Investment Account and Corresponding Fund Portfolio Name	Class Designation If Any
RidgeWorth High Income Fund	A	RidgeWorth Seix High Income Fund	A
RidgeWorth High Income Fund	R	RidgeWorth Seix High Income Fund	R
RidgeWorth Total Return Bond Fund	A	RidgeWorth Seix Total Return Bond Fund	A
RidgeWorth Total Return Bond Fund	A	RidgeWorth Seix Total Return Bond Fund	A

All references to the RidgeWorth High Income Funds and RidgeWorth Total Return Bond Funds have been removed from the AUL American Unit Trust Prospectus. Pages 32, 173, 174 & 220 of the AUL American Unit Trust Prospectus are revised to reflect the new Funds.

For additional information about the funds, please refer to the funds’ prospectus and statement of additional information, which are available at ridgeworth.com and can also be obtained by calling RidgeWorth Funds at 1-888-784-3863.

5.)           Effective September 1, 2015, the names of the following funds on Pages 28, 158 & 218 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any	New Investment Account and Corresponding Fund Portfolio Name	Class Designation If Any
Oppenheimer Small & Mid Cap Value A	A	Oppenheimer Mid Cap Value A	A
Oppenheimer Small & Mid Cap Value Y	Y	Oppenheimer Mid Cap Value Y	Y
Oppenheimer Small & Mid Cap Value R	R	Oppenheimer Mid Cap Value R	R

All references to the Oppenheimer Small & Mid Cap Value Funds have been removed from the AUL American Unit Trust Prospectus. Pages 28, 158 & 218 of the AUL American Unit Trust Prospectus are revised to reflect the new Funds.

For additional information about the funds, please refer to the funds’ prospectus and statement of additional information, which are available at oppenheimerfunds.com and can also be obtained by calling Oppenheimer Funds at 1-800-525-7048.

This supplement should be retained with the Prospectus for future reference.